INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Tax expense (benefit), computed at expected tax rates	$ (3,825,964)	$ (966,854)
Nondeductible expenses / changes in prior estimates	(2,675,301)	0
Change in valuation allowance	6,501,265	966,854
Total	$ 0	$ 0